Equity - Schedule of Statement of Financial Position Line Item ‘Other Reserves’ and the Movements in These Reserves During the Year and Period (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Statement of Financial Position Line Item ‘Other Reserves’ and the Movements in These Reserves During the Year and Period [Line Items]
Beginning balance	$ 13,116,919
Other comprehensive loss	621,440	$ 464,034	$ 202,956
Transactions with owners in their capacity as owners
Issue of options	3,000,000
Expiration of options
Shares to be issued			24,185,229
Ending balance	14,414,155	13,116,919
Shares to be issued [Member]
Schedule of Statement of Financial Position Line Item ‘Other Reserves’ and the Movements in These Reserves During the Year and Period [Line Items]
Beginning balance
Currency translation differences
Other comprehensive loss
Transactions with owners in their capacity as owners
Transfer from Share-based payments to equity settled payments
Issue of options as part of forfeiture payments
Issue of shares as part of placement		(23,885,229)
Issue of shares as part of forfeiture payments
Lapse of forfeiture payment
Issue of options
Cancellation of shares to be issued relating to Lind		(300,000)
Expiration of options
Forfeiture of options
Shares to be issued			24,185,229
Ending balance
Share-based payments [Member]
Schedule of Statement of Financial Position Line Item ‘Other Reserves’ and the Movements in These Reserves During the Year and Period [Line Items]
Beginning balance	13,197,222	14,151,013	10,778,749
Currency translation differences
Other comprehensive loss	13,197,222
Transactions with owners in their capacity as owners
Transfer from Share-based payments to equity settled payments		(136,454)
Issue of options as part of forfeiture payments		43,506
Issue of shares as part of placement
Issue of shares as part of forfeiture payments
Lapse of forfeiture payment
Issue of options	2,740,119	2,157,778	3,327,468
Cancellation of shares to be issued relating to Lind
Expiration of options	(1,730,159)	(2,797,451)
Forfeiture of options	(334,164)	(221,170)
Shares to be issued
Ending balance	13,873,018	13,197,222	14,151,013
Equity settled payments [Member]
Schedule of Statement of Financial Position Line Item ‘Other Reserves’ and the Movements in These Reserves During the Year and Period [Line Items]
Beginning balance		138,167	330,001
Currency translation differences
Other comprehensive loss
Transactions with owners in their capacity as owners
Transfer from Share-based payments to equity settled payments		136,454
Issue of options as part of forfeiture payments		(43,506)	(44,796)
Issue of shares as part of placement
Issue of shares as part of forfeiture payments		(200,394)	(147,038)
Lapse of forfeiture payment		(30,721)
Issue of options
Cancellation of shares to be issued relating to Lind
Expiration of options
Forfeiture of options
Shares to be issued
Ending balance			138,167
Foreign currency translation [Member]
Schedule of Statement of Financial Position Line Item ‘Other Reserves’ and the Movements in These Reserves During the Year and Period [Line Items]
Beginning balance	(80,303)	(544,337)	(747,293)
Currency translation differences	621,440	464,034	202,956
Other comprehensive loss	541,137	(80,303)	202,956
Transactions with owners in their capacity as owners
Transfer from Share-based payments to equity settled payments
Issue of options as part of forfeiture payments
Issue of shares as part of placement
Issue of shares as part of forfeiture payments
Lapse of forfeiture payment
Issue of options
Cancellation of shares to be issued relating to Lind
Expiration of options
Forfeiture of options
Shares to be issued
Ending balance	541,137	(80,303)	(544,337)
Total other reserves [Member]
Schedule of Statement of Financial Position Line Item ‘Other Reserves’ and the Movements in These Reserves During the Year and Period [Line Items]
Beginning balance	13,116,919	37,930,072	10,361,457
Currency translation differences	621,440	464,034	202,956
Other comprehensive loss	13,738,359	38,394,106	202,956
Transactions with owners in their capacity as owners
Transfer from Share-based payments to equity settled payments
Issue of options as part of forfeiture payments			0
Issue of shares as part of placement		(23,885,229)
Issue of shares as part of forfeiture payments		(200,394)	(147,038)
Lapse of forfeiture payment		(30,721)
Issue of options	2,740,119	2,157,778	3,327,468
Cancellation of shares to be issued relating to Lind		(300,000)
Expiration of options	(1,730,159)	(2,797,451)
Forfeiture of options	(334,164)	(221,170)
Shares to be issued			24,185,229
Ending balance	$ 14,414,155	$ 13,116,919	$ 37,930,072